REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of revenue

	Year ended	Year ended
	December 31, 2021	December 31, 2020
	$	$
Bus Sales	38,197	16,247
Other revenue:
Spare part sales	2,701	2,436
Operating lease revenue	810	871

Total Revenue	41,708	19,554